Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions					1 Months Ended	12 Months Ended
	May 18, 2018	Dec. 19, 2017	Jun. 23, 2017	May 19, 2017	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	May 31, 2017	Dec. 31, 2016
Summary of issued share capital and reserves attributable to shareholders [line items]
Share buyback program, number of common shares repurchased					17,324,960		13,042,592
Number of common shares						76,419,000	80,996,000			66,105,000
Revaluation						€ 3,461	€ 4,920
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Proportion of market value of common shares in capital						2.50%
Percentage of shareholding stake in acquired company						32.60%
Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value							€ 0.12
Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation						€ 3,565	€ 5,017
Revaluation account [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation						4,459	5,380
Revaluation deficit [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation						€ 895	€ 363
Vereniging Aegon [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Percentage of shareholding stake in acquired company		32.60%
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						€ 0.12
Common shares [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						€ 0.12
Number of common shares						2,095,648,000	2,095,648,000			2,074,549,000
Common shares [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares						61,418,000	64,488,000			47,473,000
Common share B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						€ 0.12
Common share B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						€ 0.12	€ 0.12
Number of common shares						13,856,480	15,345,680
Common share B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares						585,022,000	585,022,000			585,022,000
Common Share B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of shares issued									1,979,260
Common shares issuance, par value									€ 0.12
Common Share B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						€ 12	€ 12
Common Share [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						12	12
Common Share [member] | Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of shares issued								13,042,612
Common shares issuance, par value								€ 0.12
Ordinary share [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value						€ 0.12	€ 0.12
Number of common shares						62,562,070	65,650,650
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares						62,562,070	65,650,650
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares						13,856,000	15,346,000			17,325,000
Common shares B [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares						13,856,480	15,345,680
Common shares B [member] | Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of shares purchased on exercising options rights	1,489,200
Proportion of market value of common shares in capital	2.50%
Common shares B [member] | Vereniging Aegon [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of shares purchased on exercising options rights	1,489,200		13,042,612	1,979,260
Proportion of market value of common shares in capital	2.50%	2.50%	2.50%	2.50%
Share buyback program, number of common shares repurchased		13,042,592